Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and cash equivalents	$ 1,561,712		$ 6,452,589			$ 27,612,732
Prepaid expenses	1,981,134		1,433,153			1,325,998
Total current assets	3,843,523		7,885,742			28,938,730
Property and equipment, net	170,537		209,689			234,912
Other assets	81,010		1,187,788			2,174,286
Total assets	4,095,070		9,283,219			31,347,928
Current liabilities:
Accounts payable	3,983,696		2,802,950			1,747,682
Accrued expenses	2,278,308		716,931			3,000,212
Total current liabilities	6,404,296		3,519,881			4,747,894
Stockholders’ equity:
Issued and outstanding shares – 4,178,700 and 1,977,152 at June 30, 2024 and December 31, 2023, respectively	4,179		1,977			1,756
Additional paid-in capital	112,964,554		110,125,146			104,995,301
Accumulated deficit	(115,277,959)		(104,363,785)			(78,397,023)
Total stockholders’ equity (deficit)	(2,309,226)	$ 54,275	5,763,338	$ 17,163,550	$ 22,865,157	26,600,034	$ 4,361,704
Total liabilities and stockholders’ equity (deficit)	$ 4,095,070		$ 9,283,219			$ 31,347,928